Loans and Allowance for Loan Losses, Troubled Debt Restructurings (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Contract	Dec. 31, 2014 USD ($) Contract	Dec. 31, 2013 USD ($) Contract
Real Estate Mortgage - 1 to 4 Family [Member]
Financing Receivable, Modifications [Line Items]
TDR's classifications from previously performing loans	$ 10,600	$ 9,900
New York and Other States [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	43	49	71
Pre-Modification Outstanding Recorded Investment	$ 5,440	$ 6,150	$ 7,540
Post-Modification Outstanding Recorded Investment	$ 5,440	$ 6,150	$ 7,540
New York and Other States [Member] | Commercial [Member] | Commercial Real Estate [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	0	1	1
Pre-Modification Outstanding Recorded Investment	$ 0	$ 294	$ 507
Post-Modification Outstanding Recorded Investment	$ 0	$ 294	$ 507
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	35	41	50
Pre-Modification Outstanding Recorded Investment	$ 4,797	$ 5,585	$ 5,852
Post-Modification Outstanding Recorded Investment	$ 4,797	$ 5,585	$ 5,852
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	1	4	7
Pre-Modification Outstanding Recorded Investment	$ 137	$ 77	$ 120
Post-Modification Outstanding Recorded Investment	$ 137	$ 77	$ 120
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	7	3	13
Pre-Modification Outstanding Recorded Investment	$ 506	$ 194	$ 1,061
Post-Modification Outstanding Recorded Investment	$ 506	$ 194	$ 1,061
Florida [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	10	11	11
Pre-Modification Outstanding Recorded Investment	$ 887	$ 1,100	$ 1,431
Post-Modification Outstanding Recorded Investment	$ 887	$ 1,100	$ 1,431
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	6	7	8
Pre-Modification Outstanding Recorded Investment	$ 780	$ 676	$ 1,149
Post-Modification Outstanding Recorded Investment	$ 780	$ 676	$ 1,149
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	0	1	0
Pre-Modification Outstanding Recorded Investment	$ 0	$ 56	$ 0
Post-Modification Outstanding Recorded Investment	$ 0	$ 56	$ 0
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	4	3	3
Pre-Modification Outstanding Recorded Investment	$ 107	$ 368	$ 282
Post-Modification Outstanding Recorded Investment	$ 107	$ 368	$ 282